ALLSTATE FINANCIAL INVESTMENT TRUST

Allstate ClearTarget 2005 Retirement Fund

Allstate ClearTarget 2010 Retirement Fund

Allstate ClearTarget 2015 Retirement Fund

Allstate ClearTarget 2020 Retirement Fund

Allstate ClearTarget 2030 Retirement Fund

Allstate ClearTarget 2040 Retirement Fund

Allstate ClearTarget 2050 Retirement Fund

Supplement dated April 24, 2008 to the
Class A, Class C and Class I Shares Prospectus dated April 14, 2008

IMPORTANT NOTICE

This supplement provides new and additional information beyond that contained in the prospectus and should be retained and read in conjunction with the prospectus.

Effective immediately, the following replaces the examples on pages 8 and 9 of the prospectus:

Allstate ClearTarget 2005 Retirement Fund

	Examples
	Class A	Class C+	Class C++	Class I
After 1 year*	$678	$311	$211	$110
After 3 years*	1,012	718	718	412

Please refer to footnotes on the next page.

Allstate ClearTarget 2010 Retirement Fund

	Examples
	Class A	Class C+	Class C++	Class I
After 1 year*	$678	$311	$211	$110
After 3 years*	1,012	718	718	412

Please refer to footnotes on the next page.

Allstate ClearTarget 2015 Retirement Fund

	Examples
	Class A	Class C+	Class C++	Class I
After 1 year*	$678	$311	$211	$110
After 3 years*	1,012	718	718	412

Please refer to footnotes on the next page.

Allstate ClearTarget 2020 Retirement Fund

	Examples
	Class A	Class C+	Class C++	Class I
After 1 year*	$678	$311	$211	$110
After 3 years*	1,094	802	802	498

Please refer to footnotes below.

Allstate ClearTarget 2030 Retirement Fund

	Examples
	Class A	Class C+	Class C++	Class I
After 1 year*	$678	$311	$211	$110
After 3 years*	1,094	802	802	498

Please refer to footnotes below.

Allstate ClearTarget 2040 Retirement Fund

	Examples
	Class A	Class C+	Class C++	Class I
After 1 year*	$678	$311	$211	$110
After 3 years*	1,094	802	802	498

Please refer to footnotes below.

Allstate ClearTarget 2050 Retirement Fund

	Examples
	Class A	Class C+	Class C++	Class I
After 1 year*	$678	$311	$211	$110
After 3 years*	1,094	802	802	498

*       These examples assume that the Adviser’s agreement to waive advisory fees and/or reimburse the Allstate Funds’ expenses is in effect through December 31, 2009.

+       Assumes redemption at the end of the period.

++     Assumes no redemption at the end of the period.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

ALLSTATE FINANCIAL INVESTMENT TRUST

Allstate ClearTarget 2005 Retirement Fund

Allstate ClearTarget 2010 Retirement Fund

Allstate ClearTarget 2015 Retirement Fund

Supplement dated April 24, 2008 to the
Class GA, Class GC and Class GI Shares Prospectus dated April 14, 2008

IMPORTANT NOTICE

This supplement provides new and additional information beyond that contained in the prospectus and should be retained and read in conjunction with the prospectus.

Effective immediately, the following replaces the examples on page 7 of the prospectus:

Allstate ClearTarget 2005 Retirement Fund

	Examples
	Class GA	Class GC+	Class GC++	Class GI
After 1 year*	$773	$411	$311	$211
After 3 years*	1,300	1,015	1,015	718

Allstate ClearTarget 2010 Retirement Fund

	Examples
	Class GA	Class GC+	Class GC++	Class GI
After 1 year*	$773	$411	$311	$211
After 3 years*	1,300	1,015	1,015	718

Allstate ClearTarget 2015 Retirement Fund

	Examples
	Class GA	Class GC+	Class GC++	Class GI
After 1 year*	$773	$411	$311	$211
After 3 years*	1,300	1,015	1,015	718

*                      These examples assume that the Adviser’s agreement to waive advisory fees and/or reimburse the Allstate Funds’ expenses is in effect through December 31, 2009.

+                      Assumes redemption at the end of the period.

++               Assumes no redemption at the end of the period.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.